CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash	$ 54,742	$ 459
Accounts receivable, net	123,000
Advance to director	36,398
Total Current Assets	214,140	459
Total Assets	214,140	459
Current Liabilities
Accrued expenses	62,103	25,959
Loan - related party	133,669	118,575
Total Current Liabilities	317,737	144,534
Total Liabilities	317,737	144,534
Commitments and Contingencies
Stockholders' Equity (Deficit)
Common stock, $0.001 par value, 75,000,000 shares authorized; 75,000,000 shares issued and outstanding as of December 31, 2017 and 10,360,000 shares issued and outstanding as of December 31, 2016	75,000	10,360
Additional paid in capital	26,340	26,340
Accumulated deficit	(204,937)	(180,775)
Total stockholders' equity (deficit)	(103,597)	(144,075)
Total liabilities and stockholders' equity (deficit)	$ 214,140	$ 459